Pension Liabilities, Net (Schedule Of Assumptions Used) (Details)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Pension Liabilities, Net [Abstract]
Discount rate	3.00%	4.10%
Expected return on plan assets	3.80%	4.40%
Rate of compensation increase	3.25%	3.75%